Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Revenues
Service	$ 131,677	$ 118,437	$ 119,252
Equipment	15,124	14,010	9,500
Total operating revenues	146,801	132,447	128,752
Operating Expenses
Equipment	19,268	18,946	16,644
Broadcast, programming and operations	11,996	4,075	3,308
Other cost of services (exclusive of depreciation and amortization shown separately below)	35,782	37,124	31,239
Abandonment of network assets	0	2,120	0
Depreciation and amortization	22,016	18,273	18,395
Total operating expenses	122,016	120,235	98,000
Operating Income	24,785	12,212	30,752
Other Income (Expense)
Interest expense	(4,120)	(3,613)	(3,940)
Equity in net income of affiliates	79	175	642
Other income (expense) - net	(52)	1,581	596
Total other income (expense)	(4,093)	(1,857)	(2,702)
Income Before Income Taxes	20,692	10,355	28,050
Income tax expense	7,005	3,619	9,328
Net Income	13,687	6,736	18,722
Less: Net Income Attributable to Noncontrolling Interest	(342)	(294)	(304)
Net Income Attributable to AT&T	$ 13,345	$ 6,442	$ 18,418
Basic Earnings Per Share Attributable to AT&T	$ 2.37	$ 1.24	$ 3.42
Diluted Earnings Per Share Attributable to AT&T	$ 2.37	$ 1.24	$ 3.42